STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
STOCK-BASED COMPENSATION
Schedule of outstanding stock options activity

	Year Ended			Year Ended
	December 31, 2023			December 31, 2022
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	4,976,636	C$	75.04	4,482,941	C$	74.43
Granted	873,950		70.36	1,643,801		67.10
Exercised	(940,921)		57.68	(944,989)		57.68
Forfeited	(240,603)		78.03	(205,117)		78.08
Expired	(22,650)		71.95	—		—
Outstanding, end of year	4,646,412	C$	77.54	4,976,636	C$	75.04
Options exercisable, end of year	2,950,555	C$	80.18	2,706,334	C$	73.76

Schedule of stock options outstanding and exercisable

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average
		Remaining	Average			Remaining	Weighted
	Number	Contractual	Exercise		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Price		Exercisable	Life	Exercise Price
C$55.10 - C$67.19	1,323,290	2.96 years	C$	66.96	594,093	2.89 years	C$	66.68
C$70.36 - C$89.59	3,323,122	2.16 years		81.75	2,356,462	1.70 years		83.58
C$55.10 - C$89.59	4,646,412	2.39 years	C$	77.54	2,950,555	1.94 years	C$	80.18

Schedule of significant assumptions used to estimate the fair value

	Year Ended
	December 31,
	2023	2022
Risk-free interest rate	4.26%	1.65%
Expected life of stock options (in years)	2.5	2.4
Expected volatility of Agnico Eagle’s share price	36.0%	30.0%
Expected dividend yield	3.6%	2.9%